Long-Term Prepaid Expenses (Details) ¥ in Thousands	Apr. 30, 2023 CNY (¥)
Long-Term Prepaid Expenses [Abstract]
Long-term prepaid expenses carrying value	¥ 72,135
Total consideration amount	25,269
Third-party transaction loss	¥ 46,866